VANECK GREEN INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
See Notes to Financial Statements
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.4%
Automobiles & Components : 18.9%
BorgWarner, Inc. 2,062 $ 73,923
Lucid Group, Inc. * † 19,340 81,421
Rivian Automotive, Inc. * † 4,515 105,921
Tesla, Inc. * 357 88,707
349,972
Capital Goods : 19.0%
Ameresco, Inc. * 300 9,501
Array Technologies, Inc. * 1,327 22,294
Bloom Energy Corp. * † 1,966 29,097
ChargePoint Holdings, Inc. * 3,159 7,392
Donaldson Co., Inc. 1,054 68,879
Energy Recovery, Inc. * 496 9,345
FuelCell Energy, Inc. * 3,954 6,326
Nikola Corp. * 8,644 7,562
Plug Power, Inc. * † 5,312 23,904
Quanta Services, Inc. 446 96,247
SES AI Corp. * 2,701 4,943
Shoals Technologies Group,
Inc. * 1,491 23,170
SunPower Corp. * † 1,537 7,424
Sunrun, Inc. * 1,912 37,533
353,617
Commercial & Professional Services : 19.0%
Casella Waste Systems, Inc. * 500 42,730
Clean Harbors, Inc. * 475 82,892
Montrose Environmental
Group, Inc. * 265 8,514
Republic Services, Inc. 536 88,392
Stericycle, Inc. * 812 40,243
Waste Management, Inc. 501 89,729
352,500
Consumer Discretionary Distribution &
Retail : 0.2%
EVgo, Inc. * 909 3,254
Underline
Energy : 9.7%
Cheniere Energy, Inc. 504 86,038
Clean Energy Fuels Corp. * 1,957 7,495
Green Plains, Inc. * 522 13,165
New Fortress Energy, Inc. † 1,799 67,876
REX American Resources
Corp. * 154 7,284
181,858
Materials : 4.8%
Ecolab, Inc. 450 89,258
Underline
Number
of Shares Value
Semiconductors & Semiconductor
Equipment : 11.3%
Enphase Energy, Inc. * 808 $ 106,768
First Solar, Inc. * 601 103,540
210,308
Technology Hardware & Equipment : 1.6%
Itron, Inc. * 399 30,128
Underline
Utilities : 14.9%
Altus Power, Inc. * 1,395 9,528
Brookfield Renewable Corp. 1,576 45,373
Clearway Energy, Inc. 723 19,832
IDACORP, Inc. 444 43,654
Montauk Renewables, Inc. * 1,260 11,227
NextEra Energy Partners LP 820 24,936
Northwestern Energy Group,
Inc. 537 27,328
Ormat Technologies, Inc. 530 40,169
Southwest Gas Holdings, Inc. 628 39,784
Sunnova Energy International,
Inc. * † 1,074 16,379
278,210
Total Common Stocks
(Cost: $1,884,063) 1,849,105
MASTER LIMITED PARTNERSHIP: 0.5%
(Cost: $8,707)
Utilities : 0.5%
Suburban Propane Partners LP 562 9,981
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $1,892,770) 1,859,086
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 7.1%
Money Market Fund: 7.1%
(Cost: $132,705)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 132,705 132,705
Total Investments: 107.0%
(Cost: $2,025,475) 1,991,791
Liabilities in excess of other assets: (7.0)% (129,603)
NET ASSETS: 100.0% $ 1,862,188
† Security fully or partially on loan. Total market value of securities on loan is $293,164.
* Non-income producing

VANECK GREEN INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
(continued)
2
See Notes to Financial Statements
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Industrials 38.0% $ 706,115
Consumer Discretionary 19.0 353,227
Utilities 15.5 288,190
Information Technology 12.9 240,438
Energy 9.8 181,859
Materials 4.8 89,258
100.0% $ 1,859,087